Label	Element	Value
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax	us-gaap_AccumulatedOtherComprehensiveIncomeLossNetOfTax	$ (3,000,000)
Foreign Currency Derivatives [Member] | Cash Flow Hedging [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax	us-gaap_AccumulatedOtherComprehensiveIncomeLossNetOfTax	$ 1,000,000